Arbitrage Fund	Portfolio of Investments
February 29, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 83.07%
Advertising - 0.06%
Telaria, Inc.(a)	75,434	$921,803

Auto Parts & Equipment - 5.35%
Delphi Technologies Plc(a)	1,349,211	19,050,859
WABCO Holdings, Inc.(a)	493,548	66,678,335
		85,729,194
Banks - 1.20%
IBERIABANK Corp.(b)	222,312	13,380,959
NIBC Holding N.V.(c)	547,837	5,860,364
		19,241,323
Beverages - 0.99%
Primo Water Corp.(a)	1,128,744	15,802,416

Biotechnology - 0.59%
Pacific Biosciences of California, Inc.(a)	2,762,426	9,392,248

Commercial Services - 0.06%
Nord Anglia Education, Inc.(a)(d)	200,078	960,374

Computers & Computer Services - 2.70%
ForeScout Technologies, Inc.(a)	851,485	27,707,322
Ingenico Group SA	24,809	3,504,282
Sophos Group Plc(c)(e)	1,624,124	12,022,774
		43,234,378
Distribution/Wholesale - 4.02%
Anixter International, Inc.(a)(b)	660,890	64,443,384

Diversified Financial Services - 10.84%
Aircastle Ltd.(b)	1,212,343	38,613,125
Bolsas y Mercados Espanoles SHMSF SA	86,468	3,291,335
E*TRADE Financial Corp.	491,232	22,488,601
Legg Mason, Inc.	815,741	40,640,217
TD Ameritrade Holding Corp.(b)	1,625,993	68,665,684
		173,698,962
Electric - 1.00%
El Paso Electric Co.	235,647	15,993,362

Electrical Components & Equipment - 1.20%
OSRAM Licht AG(a)	428,077	19,248,007

Electronics - 5.20%
Isra Vision AG	56,544	3,124,209
KEMET Corp.	1,235,584	32,224,031
Tech Data Corp.(a)(b)	336,679	47,939,723
		83,287,963
Energy - Alternate Sources - 4.63%
Pattern Energy Group, Inc., Class A	2,739,262	74,097,037

	Shares	Value
COMMON STOCKS - 83.07% (Continued)
Engineering & Construction - 0.44%
Koninklijke Volkerwessels NV	290,368	$7,020,084

Entertainment - 0.46%
Stars Group, Inc.(a)(b)(f)	321,096	7,369,153

Food - 1.43%
Pioneer Foods Group Ltd.	3,282,071	22,926,107

Gas - 0.84%
AltaGas Canada, Inc.	541,416	13,508,677

Healthcare - Products - 2.11%
Wright Medical Group NV(a)(b)	1,118,823	33,844,396

Insurance - 0.53%
FGL Holdings	376,885	4,311,564
TOWER Ltd.(a)	9,485,696	4,150,324
		8,461,888
Lodging - 3.07%
Caesars Entertainment Corp.(a)(b)	3,870,290	49,191,386

Pharmaceuticals - 4.77%
Allergan Plc	400,909	76,441,319

Pipelines - 2.31%
Tallgrass Energy LP, Class A(b)	1,674,196	36,949,506

Real Estate - 0.73%
Godewind Immobilien AG(a)(c)	1,654,279	11,633,159

Real Estate Investment Trusts - 3.11%
Front Yard Residential Corp.	702,466	8,907,269
Northview Apartment Real Estate Investment Trust	497,053	13,331,278
Taubman Centers, Inc.	529,955	27,589,457
		49,828,004
Retail - 4.69%
EI Group Plc(a)	3,910,019	14,267,654
Habit Restaurants, Inc., Class A(a)	888,257	12,400,068
Tiffany & Co.(b)	362,298	48,399,390
		75,067,112
Semiconductors - 0.74%
Adesto Technologies Corp.(a)	641,284	7,862,142
AVX Corp.	187,105	4,067,663
		11,929,805
Software - 9.83%
Instructure, Inc.(a)	1,006,015	49,053,291
InterXion Holding NV(a)(b)	778,793	66,111,738
MINDBODY, Inc., Class A(a)(d)	843,793	30,798,445
Onemarket Ltd.(a)(d)	111,800	70,647
RIB Software SE	320,225	10,244,791

	Shares	Value
COMMON STOCKS - 83.07% (Continued)
Software - 9.83% (Continued)
TiVo Corp.(b)	149,355	$1,130,617
		157,409,529
Telecommunications - 10.17%
Cincinnati Bell, Inc.(a)	162,621	2,122,204
Gilat Satellite Networks Ltd.	583,744	5,493,031
LogMeIn, Inc.	726,975	61,963,714
Zayo Group Holdings, Inc.(a)(b)	2,667,153	93,323,684
		162,902,633
TOTAL COMMON STOCKS (Cost $1,353,744,335)		1,330,533,209

RIGHTS(a) - 0.07%
A Schulman, Inc. CVR(d)	173,468	152,652
Corium International, Inc. CVR(d)	920,694	186,717
Elanco Animal Health, Inc. CVR(d)	1,124,589	—
Media General, Inc. CVR(d)	613,589	—
NewStar Financial, Inc. CVR(d)	1,514,945	820,342

TOTAL RIGHTS (Cost $634,934)		1,159,711

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 1.29%
Entertainment - 0.64%
Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC(c)	07/15/2026	7.000%	$9,542,000	$10,257,650

Internet - 0.65%
Zayo Group LLC / Zayo Capital, Inc.	04/01/2023	6.000%	4,205,000	4,294,356
Zayo Group LLC / Zayo Capital, Inc.(c)	01/15/2027	5.750%	5,995,000	6,129,888
				10,424,244

TOTAL CORPORATE BONDS (Cost $20,795,373)				20,681,894

	Shares	Value
MUTUAL FUNDS - 1.62%
Water Island Diversified Event-Driven Fund, Class I(g)	2,670,011	25,952,510

TOTAL MUTUAL FUNDS (Cost $25,459,409)		25,952,510

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.00%(h)
Call Options Purchased - 0.00%(h)
Stars Group, Inc.	08/2020	$25.00	$520,965	227	$36,320
WESCO International, Inc.	04/2020	55.00	2,628,936	648	19,440

TOTAL CALL OPTIONS PURCHASED (Cost $114,253)					55,760

TOTAL PURCHASED OPTIONS (Cost $114,253)					55,760

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 12.85%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund Government Portfolio, Institutional Class	1.480	%(i)	102,934,649	102,934,649
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.651	%(i)	102,934,648	102,934,648
				205,869,297

TOTAL SHORT-TERM INVESTMENTS (Cost $205,869,297)				205,869,297

Total Investments - 98.90% (Cost $1,606,617,601)				1,584,252,381

Other Assets in Excess of Liabilities - 1.10%(j)				17,517,975

NET ASSETS - 100.00%				$1,601,770,356

Portfolio Footnotes

(a)	Non-income-producing security.
(b)

Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At February 29, 2020, the aggregate fair market value of those securities was $322,982,960, representing 20.16% of net assets.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 29, 2020, these securities had a total value of $45,903,835 or 2.87% of net assets.

(d)

Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of February 29, 2020, the total fair market value of these securities was $32,989,177, representing 2.06% of net assets.

(e)

Security fair valued using methods determined in good faith by the Pricing Committee. As of February 29, 2020, the total market value of these securities was $12,022,774, representing 0.75% of net assets.

(f)	Underlying security for a written/purchased call/put option.
(g)	Affiliated investment.
(h)	Less than 0.005% of net assets.
(i)	Rate shown is the 7-day effective yield as of February 29, 2020.
(j)	Includes cash held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (9.10%)
Banks - (2.29%)
First Horizon National Corp.	(1,018,836)	$(13,581,084)
Morgan Stanley	(512,481)	(23,077,019)
		(36,658,103)
Beverages - (0.66%)
Cott Corp.	(739,215)	(10,533,814)

Distribution/Wholesale - (0.18%)
WESCO International, Inc.	(70,287)	(2,851,544)

Electronics - (0.09%)
Comtech Telecommunications Corp.	(49,180)	(1,378,024)

Entertainment - (1.12%)
Eldorado Resorts, Inc.	(347,964)	(17,460,833)
Stars Group, Inc. (The)	(22,700)	(520,965)
		(17,981,798)
Insurance - (0.09%)
Fidelity National Financial, Inc	(38,556)	(1,494,430)

Internet - (0.06%)
Rubicon Project, Inc.	(81,304)	(922,800)

Pharmaceuticals - (0.39%)
AbbVie, Inc.	(73,224)	(6,276,029)

Real Estate Investment Trusts - (3.40%)
Digital Realty Trust, Inc.	(453,236)	(54,438,176)

Semiconductors - (0.64%)
Cypress Semiconductor Corp.	(445,886)	(10,295,508)

Software - (0.18%)
Worldline SA	(38,986)	(2,963,208)

TOTAL COMMON STOCKS (Proceeds $159,295,122)		(145,793,434)

TOTAL SECURITIES SOLD SHORT (Proceeds $159,295,122)		$(145,793,434)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Goldman Sachs & Co./ Monthly	DP World Plc	Paid 1 Month+ 2BD-LIBOR plus 95 bps (2.589%)	02/24/2021	$—	$—	$—	USD	(3,301,269)	$—
Morgan Stanley & Co./ Monthly	AbbVie, Inc.	Received 1 Month-Federal Rate Minus 40 bps (1.180%)	08/12/2021	—	—	—	USD	23,481,369	—
Morgan Stanley & Co./ Monthly	Borgwarner, Inc.	Received 1 Month-Federal Rate Minus 40 bps (1.180%)	08/12/2021	—	—	—	USD	19,322,610	—
Morgan Stanley & Co./ Monthly	Digital Realty Trust, Inc.	Received 1 Month-Federal Rate Minus 40 bps (1.150%)	08/12/2021	—	—	—	USD	11,667,245	—
Morgan Stanley & Co./ Monthly	Charles Schwab Corp.	Received 1 Month-Federal Rate Minus 40 bps (1.180%)	08/12/2021	—	—	—	USD	71,805,331	—
Morgan Stanley & Co./ Monthly	Xperi Corp.	Received 1 Month-Federal Rate Minus 40 bps (1.180%)	08/12/2021	—	—	13,259	USD	1,182,076	13,259
Morgan Stanley & Co./ Monthly	Consort Medical Plc	Paid 1 Month SONIA plus 70 bps (1.823%)	10/01/2021	—	—	36,096	GBP	(5,775,842)	36,096
Morgan Stanley & Co./ Monthly	Flutter Entertainment Plc	Received 1 Month-SONIA Minus 35 bps (1.059%)	10/01/2021	—	—	—	GBP	5,979,872	—
Morgan Stanley & Co./ Monthly	DP World Plc	Paid 1 Month+2BD-LIBOR plus 250 bps (4.127%)	02/10/2022	—	—	—	USD	(34,905)	—
						$49,355			$49,355

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	74,877	AUD	108,400	Goldman Sachs & Co.	03/16/2020	$4,236
USD	41,538,864	CAD	54,753,600	Goldman Sachs & Co.	03/16/2020	745,589
EUR	9,286,500	USD	10,171,355	Goldman Sachs & Co.	03/16/2020	88,902
USD	91,199,044	EUR	81,536,500	Goldman Sachs & Co.	03/16/2020	1,112,859
USD	99,178,602	GBP	75,247,500	Goldman Sachs & Co.	03/16/2020	2,664,104
USD	6,057,244	NOK	54,462,400	Goldman Sachs & Co.	03/16/2020	268,187
NZD	189,700	USD	118,015	Goldman Sachs & Co.	03/16/2020	574
USD	5,369,978	NZD	8,157,700	Goldman Sachs & Co.	03/16/2020	270,295
USD	4,442,207	SEK	41,509,400	Goldman Sachs & Co.	03/16/2020	119,723
USD	26,930,735	ZAR	397,926,100	Goldman Sachs & Co.	03/16/2020	1,473,892
						$6,748,361

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	18,426,300	USD	14,018,143	Goldman Sachs & Co.	03/16/2020	$(289,931)
EUR	46,655,800	USD	52,217,123	Goldman Sachs & Co.	03/16/2020	(669,127)
USD	32,128,716	EUR	29,436,700	Goldman Sachs & Co.	03/16/2020	(394,635)
GBP	58,236,900	USD	76,549,607	Goldman Sachs & Co.	03/16/2020	(1,853,370)
NOK	54,462,400	USD	5,817,040	Goldman Sachs & Co.	03/16/2020	(27,982)
NZD	1,328,000	USD	864,828	Goldman Sachs & Co.	03/16/2020	(34,647)
SEK	41,509,400	USD	4,454,941	Goldman Sachs & Co.	03/16/2020	(132,458)
ZAR	36,714,900	USD	2,455,730	Goldman Sachs & Co.	03/16/2020	(106,939)
						$(3,509,089)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Netherlands	7.69%
United Kingdom	2.83%
Germany	2.77%
Canada	2.13%
South Africa	1.43%
United States Virgin Islands	0.56%
Israel	0.34%
Bermuda	0.27%
New Zealand	0.26%
France	0.22%
Spain	0.20%
Hong Kong	0.06%
Australia	0.01%
United States	80.14%
Other Assets in Excess of Liabilities	1.09%
100.00%

(a)                                        These percentages represent long positions only and are not net of short positions.

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AUD - Australian dollar

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

EUR - Euro

GBP - British pound

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

NOK - Norwegian krone

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

NZD - New Zealand dollar

Plc - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States

SEK - Swedish krona

SONIA - Sterling OverNight Index Average

USD - United States Dollar

ZAR - South African rand

AFFILIATED ISSUER TRANSACTIONS

A summary of affiliated transactions for the Arbitrage Fund for the period ended February 29, 2020 follows:

Affiliated Issuer	Beginning Value as of May 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of February 29, 2020	Shares as of February 29, 2020	Dividend Income	Capital Gain Distributions
Water Island Diversified Event-Driven Fund	$15,375,997	$10,119,280	$—	$—	$457,233	$25,952,510	2,670,011	$119,280	$—

The following table summarizes The Arbitrage Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 29, 2020:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Advertising	$921,803	$—	$—	$921,803
Auto Parts & Equipment	85,729,194	—	—	85,729,194
Banks	19,241,323	—	—	19,241,323
Beverages	15,802,416	—	—	15,802,416
Biotechnology	9,392,248	—	—	9,392,248
Commercial Services	—	—	960,374	960,374
Computers & Computer Services	31,211,604	12,022,774	—	43,234,378
Distribution/Wholesale	64,443,384	—	—	64,443,384
Diversified Financial Services	173,698,962	—	—	173,698,962
Electric	15,993,362	—	—	15,993,362
Electrical Components & Equipment	19,248,007	—	—	19,248,007
Electronics	83,287,963	—	—	83,287,963
Energy - Alternate Sources	74,097,037	—	—	74,097,037
Engineering & Construction	7,020,084	—	—	7,020,084
Entertainment	7,369,153	—	—	7,369,153
Food	22,926,107	—	—	22,926,107
Gas	13,508,677	—	—	13,508,677
Healthcare - Products	33,844,396	—	—	33,844,396
Insurance	8,461,888	—	—	8,461,888
Lodging	49,191,386	—	—	49,191,386
Pharmaceuticals	76,441,319	—	—	76,441,319
Pipelines	36,949,506	—	—	36,949,506
Real Estate	11,633,159	—	—	11,633,159
Real Estate Investment Trusts	49,828,004	—	—	49,828,004
Retail	75,067,112	—	—	75,067,112
Semiconductors	11,929,805	—	—	11,929,805
Software	126,540,437	—	30,869,092	157,409,529
Telecommunications	162,902,633	—	—	162,902,633
Rights	—	—	1,159,711	1,159,711
Corporate Bonds*	—	20,681,894	—	20,681,894
Mutual Funds	25,952,510	—	—	25,952,510
Purchased Options	55,760	—	—	55,760
Short-Term Investments	205,869,297	—	—	205,869,297
TOTAL	$1,518,558,536	$32,704,668	$32,989,177	$1,584,252,381

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$6,748,361	$—	$6,748,361
Equity Swaps	49,355	—	—	49,355
Liabilities
Common Stocks*	(145,793,434)	—	—	(145,793,434)
Forward Foreign Currency Exchange Contracts	—	(3,509,089)	—	(3,509,089)
TOTAL	$(145,744,079)	$3,239,272	$—	$(142,504,807)

*                 Refer to Portfolio of Investments for sector information.

**          Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 29, 2020:

Investments in Securities	Balance as of May 31, 2019	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2020	Net change in Unrealized (Depreciation) included in the Statement of Operations attributable to Level 3 investments held at February 29, 2020

Common Stocks	$33,540,061	$(919,876)	$928,866	$—	$(1,781,242)	$61,657	$—	$31,829,466	$8,990
Rights	1,125,511	—	33,307	28,314	(27,421)	—	—	1,159,711	33,307
Total	$34,665,572	$(919,876)	$962,173	$28,314	$(1,808,663)	$61,657	$—	$32,989,177	$42,297

Water Island Diversified Event-Driven Fund	Portfolio of Investments
February 29, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 76.00%
Auto Manufacturers - 0.10%
Navistar International Corp.(a)	3,505	$127,267

Auto Parts & Equipment - 8.71%
Delphi Technologies Plc(a)(b)	213,187	3,010,200
WABCO Holdings, Inc.(a)	61,079	8,251,773
		11,261,973
Biotechnology - 1.17%
Pacific Biosciences of California, Inc.(a)(b)	444,970	1,512,898

Computers & Computer Services - 2.13%
ForeScout Technologies, Inc.(a)(b)	73,637	2,396,148
Ingenico Group SA	1,966	277,699
Perspecta, Inc.	3,259	81,377
		2,755,224
Distribution/Wholesale - 5.02%
Anixter International, Inc.(a)(b)	66,589	6,493,093

Diversified Financial Services - 9.95%
Bolsas y Mercados Espanoles SHMSF SA	13,966	531,605
E*TRADE Financial Corp.(b)	79,103	3,621,335
Legg Mason, Inc.(b)	65,699	3,273,124
TD Ameritrade Holding Corp.(b)	128,842	5,440,998
		12,867,062
Electrical Components & Equipment - 0.37%
OSRAM Licht AG(a)	10,628	477,876

Electronics - 4.32%
Isra Vision AG	9,098	502,689
KEMET Corp.(b)	194,913	5,083,331
		5,586,020
Energy - Alternate Sources - 4.61%
Pattern Energy Group, Inc., Class A	220,358	5,960,684

Engineering & Construction - 0.34%
AECOM(a)	9,691	435,514

Entertainment - 0.92%
Stars Group, Inc.(a)(c)	51,716	1,186,882

Healthcare - Products - 3.67%
Wright Medical Group NV(a)(b)	156,994	4,749,068

Insurance - 0.54%
FGL Holdings(b)	60,665	694,008

Iron/Steel - 0.18%
Cleveland-Cliffs, Inc.(b)	40,530	235,479

Miscellaneous Manufacturing - 0.46%
Trane Technologies Plc	4,593	592,681

	Shares	Value
COMMON STOCKS - 76.00% (Continued)
Pharmaceuticals - 8.44%
Allergan Plc	55,860	$10,650,826
Paratek Pharmaceuticals, Inc.(a)(b)	52,781	252,293
		10,903,119
Real Estate - 0.20%
Godewind Immobilien AG(a)(d)	37,621	264,557

Real Estate Investment Trusts - 4.63%
Northview Apartment Real Estate Investment Trust	80,285	2,153,295
Taubman Centers, Inc.(b)	73,479	3,825,317
		5,978,612
Software - 13.85%
Instructure, Inc.(a)	113,275	5,523,289
InterXion Holding NV(a)(b)	112,239	9,527,969
MINDBODY, Inc., Class A(a)(e)	48,463	1,768,899
RIB Software SE	28,008	896,045
TiVo Corp.(b)	24,058	182,119
		17,898,321
Telecommunications - 6.39%
Cincinnati Bell, Inc.(a)(b)(c)	7,684	100,276
Gilat Satellite Networks Ltd.(b)	71,164	669,653
LogMeIn, Inc.	87,904	7,492,498
		8,262,427
TOTAL COMMON STOCKS
(Cost $101,404,857)		98,242,765

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 9.81%
Commercial Services - 2.25%
APX Group, Inc.	12/01/2020	8.750%	$748,000	$748,673
Nielsen Co. Luxembourg SARL (The)(d)	10/01/2021	5.500%	2,158,000	2,160,698
				2,909,371
Entertainment - 1.32%
Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC(d)	07/15/2026	7.000%	1,585,000	1,703,875

Household Products - 0.70%
Avon International Operations, Inc.(d)	08/15/2022	7.875%	892,000	907,699

Internet - 1.68%
Zayo Group LLC / Zayo Capital, Inc.	04/01/2023	6.000%	1,339,000	1,367,454
Zayo Group LLC / Zayo Capital, Inc.(d)	01/15/2027	5.750%	791,000	808,797
				2,176,251

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 9.81% (Continued)
Iron/Steel - 1.54%
AK Steel Corp.(b)	07/15/2023	7.500%	$1,922,000	$1,989,270

Machinery - Construction & Mining - 0.97%
Vertiv Group Corp.(d)	10/15/2024	9.250%	1,172,000	1,253,314

Oil & Gas - 0.29%
Northern Oil and Gas, Inc., (8.50% Cash or 1.00% PIK)	05/15/2023	8.500%	366,000	367,830

Telecommunications - 1.06%
Cincinnati Bell, Inc.(d)	07/15/2024	7.000%	1,305,000	1,371,881

TOTAL CORPORATE BONDS
(Cost $12,635,501)				12,679,491

CONVERTIBLE CORPORATE BONDS - 2.45%
Pharmaceuticals - 1.13%
Dermira, Inc.	05/15/2022	3.000%	1,430,000	1,458,600

Semiconductors - 1.32%
Adesto Technologies Corp.(d)	09/15/2024	4.250%	466,000	558,620
Cypress Semiconductor Corp.	01/15/2022	4.500%	666,000	1,149,300
				1,707,920
TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $3,150,301)				3,166,520

	Shares	Value
WARRANTS - 0.01%
Telecommunications - 0.01%
Avaya Holdings Corp., Exercise Price $25.55, Expires 12/15/2022(a)(f)	5,548	$11,096

TOTAL WARRANTS
(Cost $0)		11,096

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.03%
Call Options Purchased - 0.03%
Cincinnati Bell, Inc.	08/2020	$12.50	$319,725	245	$26,337
Dermira, Inc.	03/2020	20.00	0	216	0
Northern Oil and Gas, Inc.	03/2020	2.00	25,085	173	433
Stars Group, Inc.	08/2020	25.00	218,025	95	15,200

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.03% (Continued)
Call Options Purchased - 0.03% (Continued)
WESCO International, Inc.	04/2020	$55.00	$263,705	65	$1,950

TOTAL CALL OPTIONS PURCHASED
(Cost $40,422)					43,920

TOTAL PURCHASED OPTIONS
(Cost $40,422)					43,920

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 6.28%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund Government Portfolio, Institutional Class	1.480	%(g)	4,058,609	4,058,609
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.651	%(g)	4,058,609	4,058,609
				8,117,218
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,117,218)				8,117,218

Total Investments - 94.58%
(Cost $125,348,299)				122,261,010

Other Assets in Excess of Liabilities - 5.42%(h)				7,000,657

NET ASSETS - 100.00%				$129,261,667

Portfolio Footnotes
(a)	Non-income-producing security.
(b)

Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At February 29, 2020, the aggregate fair market value of those securities was $45,918,650, representing 35.52% of net assets.

(c)	Underlying security for a written/purchased call/put option.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 29, 2020, these securities had a total value of $9,029,441 or 6.99% of net assets.

(e)

Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of February 29, 2020, the total fair market value of these securities was $1,768,899, representing 1.37% of net assets.

(f)	Security in default on interest payments.
(g)	Rate shown is the 7-day effective yield as of February 29, 2020.
(h)	Includes cash held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (13.81%)
Banks - (2.88%)
Morgan Stanley	(82,525)	$(3,716,101)

Commercial Services - (0.01%)
Booz Allen Hamilton Holding Corp., Class A	(170)	(12,121)

Computers & Computer Services - (0.02%)
CACI International, Inc., Class A	(48)	(11,761)
Science Applications International Corp.	(141)	(11,298)
		(23,059)
Construction Materials - (0.16%)
Johnson Controls International Plc	(2,793)	(102,140)
Lennox International, Inc.	(475)	(108,362)
		(210,502)
Distribution/Wholesale - (0.22%)
WESCO International, Inc.	(7,082)	(287,317)

Electronics - (0.13%)
Comtech Telecommunications Corp.	(5,996)	(168,008)

Engineering & Construction - (0.31%)
WSP Global, Inc.	(6,061)	(399,491)

Entertainment - (0.14%)
Stars Group, Inc. (The)	(7,993)	(183,439)

Insurance - (0.19%)
Fidelity National Financial, Inc	(6,206)	(240,545)

Iron/Steel - (0.18%)
AK Steel Holding Corp.	(101,315)	(234,038)

Machinery - Diversified - (0.10%)
Gardner Denver Holdings, Inc.	(4,070)	(133,455)

Oil & Gas - (0.02%)
Northern Oil and Gas, Inc.	(14,284)	(20,712)

Pharmaceuticals - (0.48%)
AbbVie, Inc.	(7,259)	(622,169)

Real Estate Investment Trusts - (7.37%)
Digital Realty Trust, Inc.	(79,319)	(9,527,005)

Semiconductors - (1.07%)
Adesto Technologies Corp.	(29,120)	(357,011)
Cypress Semiconductor Corp.	(44,522)	(1,028,013)
		(1,385,024)
Software - (0.18%)
Worldline SA	(3,089)	(234,785)

Telecommunications - (0.35%)
Cincinnati Bell, Inc.	(19,575)	(255,453)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (13.81%) (Continued)
Telecommunications - (0.35)% (Continued)
Zayo Group Holdings, Inc.	(5,720)	$(200,143)
		(455,596)
TOTAL COMMON STOCKS
(Proceeds $19,292,655)		(17,853,367)

TOTAL SECURITIES SOLD SHORT
(Proceeds $19,292,655)		$(17,853,367)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Goldman Sachs & Co./ Monthly	DP World Plc	Paid 1 Month+2BD-LIBOR plus 95 bps (2.589%)	02/24/2021	$—	$—	$—	USD	(530,611)	$—
Morgan Stanley & Co./ Monthly	AbbVie, Inc.	Received 1 Month-Federal Rate Minus 40 bps (1.180%)	08/19/2021	—	—	—	USD	3,524,052	—
Morgan Stanley & Co./ Monthly	Borgwarner, Inc.	Received 1 Month-Federal Rate Minus 40 bps (1.180%)	08/19/2021	—	—	—	USD	3,054,014	—
Morgan Stanley & Co./ Monthly	Charles Schwab Corp.	Received 1 Month-Federal Rate Minus 40 bps (1.180%)	08/19/2021	—	—	—	USD	5,689,800	—
Morgan Stanley & Co./ Monthly	Xperi Corp.	Received 1 Month-Federal Rate Minus 40 bps (1.180%)	08/19/2021	—	—	2,136	USD	190,400	2,136
Morgan Stanley & Co./ Monthly	Flutter Entertainment Plc	Received 1 Month-SONIA Minus 35 bps (1.059%)	10/21/2021	—	—	—	GBP	888,595	—
Morgan Stanley & Co./ Monthly	DP World Plc	Paid 1 Month+2BD-LIBOR plus 250 bps (4.127%)	02/18/2022	—	—	—	USD	(4,761)	—
						$2,136			$2,136

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	2,238,601	CAD	2,962,800	Goldman Sachs & Co.	03/16/2020	$31,215
EUR	385,800	USD	418,257	Goldman Sachs & Co.	03/16/2020	7,997
USD	4,279,677	EUR	3,826,200	Goldman Sachs & Co.	03/16/2020	52,273
USD	4,977,108	GBP	3,785,300	Goldman Sachs & Co.	03/16/2020	121,978
USD	1,224,283	ZAR	18,089,900	Goldman Sachs & Co.	03/16/2020	67,004
						$280,467

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	591,600	USD	445,007	Goldman Sachs & Co.	03/16/2020	$(4,245)
EUR	2,648,300	USD	2,963,294	Goldman Sachs & Co.	03/16/2020	(37,301)
USD	1,829,418	EUR	1,677,500	Goldman Sachs & Co.	03/16/2020	(23,980)
GBP	2,857,800	USD	3,775,074	Goldman Sachs & Co.	03/16/2020	(109,582)
ZAR	18,089,900	USD	1,202,697	Goldman Sachs & Co.	03/16/2020	(45,417)
						$(220,525)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Netherlands	12.36%
Canada	2.59%
United Kingdom	2.33%
Luxembourg	1.67%
Germany	1.66%
Bermuda	0.54%
Israel	0.52%
Ireland	0.46%
Spain	0.41%
France	0.22%
United States	71.82%
Other Assets in Excess of Liabilities	5.42%
100.00%

(a)         These percentages represent long positions only and are not net of short positions.

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

EUR - Euro

GBP - British pound

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

Ltd. - Limited

PIK - Payment-in-kind

Plc - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SARL - Société Anonyme à Responsabilité Limitée is the French term for limited liability company.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States

SONIA - Sterling OverNight Index Average

USD - United States Dollar

ZAR - South African rand

The following table summarizes The Water Island Diversified Event-Driven Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 29, 2020:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Auto Manufacturers	$127,267	$—	$—	$127,267
Auto Parts & Equipment	11,261,973	—	—	11,261,973
Biotechnology	1,512,898	—	—	1,512,898
Computers & Computer Services	2,755,224	—	—	2,755,224
Distribution/Wholesale	6,493,093	—	—	6,493,093
Diversified Financial Services	12,867,062	—	—	12,867,062
Electrical Components & Equipment	477,876	—	—	477,876
Electronics	5,586,020	—	—	5,586,020
Energy - Alternate Sources	5,960,684	—	—	5,960,684
Engineering & Construction	435,514	—	—	435,514
Entertainment	1,186,882	—	—	1,186,882
Healthcare - Products	4,749,068	—	—	4,749,068
Insurance	694,008	—	—	694,008
Iron/Steel	235,479	—	—	235,479
Miscellaneous Manufacturing	592,681	—	—	592,681
Pharmaceuticals	10,903,119	—	—	10,903,119
Real Estate	264,557	—	—	264,557
Real Estate Investment Trusts	5,978,612	—	—	5,978,612
Software	16,129,422	—	1,768,899	17,898,321
Telecommunications	8,262,427	—	—	8,262,427
Corporate Bonds*	—	12,679,491	—	12,679,491
Convertible Corporate Bonds*	—	3,166,520	—	3,166,520
Warrants	—	11,096	—	11,096
Purchased Options	43,920	—	—	43,920
Short-Term Investments	8,117,218	—	—	8,117,218
TOTAL	$104,635,004	$15,857,107	$1,768,899	$122,261,010

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$280,467	$—	$280,467
Equity Swaps	2,136	—	—	2,136
Liabilities
Common Stocks*	(17,853,367)	—	—	(17,853,367)
Forward Foreign Currency Exchange Contracts	—	(220,525)	—	(220,525)
TOTAL	$(17,851,231)	$59,942	$—	$(17,791,289)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 29, 2020:

Investments in Securities	Balance as of May 31, 2019	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2020	Net change in Unrealized (Depreciation) included in the Statement of Operations attributable to Level 3 investments held at February 29, 2020

Corporate Bonds	$0	$7	$—	$—	$7	$—	$—	$—	$—
Common Stock	1,768,900	—	(1)	—	—	—	—	1,768,899	(1)
Total	$1,768,900	$7	$(1)	$—	$7	$—	$—	$1,768,899	$(1)

Water Island Credit Opportunities Fund	Portfolio of Investments
February 29, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 1.09%
Auto Parts & Equipment - 0.17%
BorgWarner, Inc.	3,225	$101,910

Entertainment - 0.03%
Eldorado Resorts, Inc.(a)	405	20,323

Iron/Steel - 0.89%
Cleveland-Cliffs, Inc.(b)	93,201	541,498

TOTAL COMMON STOCKS (Cost $809,542)		663,731

	Maturity Date	Rate	Principal Amount	Value
BANK LOAN - 1.64%
Commercial Services - 1.64%
Refinitiv US Holdings, Inc., 2018 USD Term Loan B, Variable Rate, (1 mo. USD LIBOR plus 3.250%)	10/01/2025	4.853%	$997,481	$996,648

TOTAL BANK LOANS (Cost $1,003,442)				996,648

CORPORATE BONDS - 80.77%
Aerospace & Defense - 4.00%
Arconic, Inc.(b)	08/15/2020	6.150%	1,298,000	1,317,847
Triumph Group, Inc.	06/01/2022	5.250%	1,135,000	1,112,300
				2,430,147
Auto Manufacturers - 2.76%
Navistar International Corp.(c)	11/01/2025	6.625%	1,617,000	1,674,937

Auto Parts & Equipment - 0.46%
Delphi Technologies Plc(c)	10/01/2025	5.000%	255,000	279,225

Banks - 1.55%
Truist Bank, (3 mo. USD LIBOR plus 0.65%)	03/15/2028	2.544%	1,000,000	942,500

Commercial Services - 6.15%
APX Group, Inc.	12/01/2020	8.750%	1,348,000	1,349,213
Nielsen Co. Luxembourg SARL (The)(c)	10/01/2021	5.500%	1,844,000	1,846,305
Refinitiv US Holdings, Inc.(b)(c)	05/15/2026	6.250%	500,000	538,750
				3,734,268
Computers & Computer Services - 3.46%
Everi Payments, Inc.(c)	12/15/2025	7.500%	204,000	213,690
NCR Corp.	07/15/2022	5.000%	1,882,000	1,891,410
				2,105,100
Electrical Components & Equipment - 0.39%
WESCO Distribution, Inc.	12/15/2021	5.375%	234,000	234,878

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 80.77% (Continued)
Electronics - 1.73%
Tech Data Corp.	02/15/2027	4.950%	$1,000,000	$1,052,975

Engineering & Construction - 1.59%
AECOM Global II LLC / URS Fox US LP(b)	04/01/2022	5.000%	938,000	966,140

Entertainment - 8.39%
Eldorado Resorts, Inc.(b)
	08/01/2023	7.000%	1,329,000	1,372,326
	04/01/2025	6.000%	1,180,000	1,233,100
Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC(b)(c)	07/15/2026	7.000%	2,316,000	2,489,700
				5,095,126
Environmental Control - 1.72%
Advanced Disposal Services, Inc.(c)	11/15/2024	5.625%	1,000,000	1,042,850

Food - 2.08%
TreeHouse Foods, Inc.	03/15/2022	4.875%	1,270,000	1,266,825

Household Products - 4.59%
Avon International Operations, Inc.(c)	08/15/2022	7.875%	1,249,000	1,270,982
Edgewell Personal Care Co.	05/19/2021	4.700%	1,500,000	1,517,625
				2,788,607
Internet - 4.37%
Zayo Group LLC / Zayo Capital, Inc.	04/01/2023	6.000%	1,538,000	1,570,682
Zayo Group LLC / Zayo Capital, Inc.(c)	01/15/2027	5.750%	1,059,000	1,082,828
				2,653,510
Iron/Steel - 7.30%
AK Steel Corp.(b)
	10/01/2021	7.625%	2,040,000	2,036,022
	07/15/2023	7.500%	2,319,000	2,400,165
				4,436,187
Machinery - Construction & Mining - 2.24%
Vertiv Group Corp.(c)	10/15/2024	9.250%	1,274,000	1,362,390

Office/Business Equip - 2.60%
Xerox Corp.	05/15/2021	4.500%	1,553,000	1,580,333

Oil & Gas - 4.90%
Northern Oil and Gas, Inc., (8.50% Cash or 1.00% PIK)(b)	05/15/2023	8.500%	1,034,238	1,039,409
QEP Resources, Inc.	03/01/2021	6.875%	1,975,000	1,935,500
				2,974,909
Pharmaceuticals - 2.50%
Bausch Health Companies, Inc.(c)	03/15/2022	6.500%	1,500,000	1,518,750

Pipelines - 2.47%
NuStar Logistics LP	09/01/2020	4.800%	1,492,000	1,501,325

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 80.77% (Continued)
Software - 3.39%
TIBCO Software, Inc.(c)	12/01/2021	11.375%	$2,000,000	$2,057,800

Telecommunications - 12.13%
Cincinnati Bell, Inc.(c)	07/15/2024	7.000%	2,000,000	2,102,500
Cincinnati Bell, Inc.(b)(c)	10/15/2025	8.000%	1,500,000	1,611,570
Hughes Satellite Systems Corp.	06/15/2021	7.625%	1,000,000	1,053,060
T-Mobile USA, Inc.	03/01/2023	6.000%	2,568,000	2,600,100
				7,367,230

TOTAL CORPORATE BONDS (Cost $49,119,338)				49,066,012

CONVERTIBLE CORPORATE BONDS - 19.99%
Energy - Alternate Sources - 2.52%
Pattern Energy Group, Inc.	07/15/2020	4.000%	1,500,000	1,531,826

Pharmaceuticals - 5.71%
Dermira, Inc.	05/15/2022	3.000%	1,938,000	1,976,760
Jazz Investments I Ltd.	08/15/2021	1.875%	1,500,000	1,495,006
				3,471,766
Semiconductors - 9.95%
Adesto Technologies Corp.(c)	09/15/2024	4.250%	1,500,000	1,798,133
Cypress Semiconductor Corp.	01/15/2022	4.500%	908,000	1,566,914
Rovi Corp.	03/01/2020	0.500%	1,000,000	999,353
Synaptics, Inc.	06/15/2022	0.500%	1,500,000	1,677,949
				6,042,349
Software - 1.81%
Nuance Communications, Inc.(b)	12/15/2035	1.000%	1,000,000	1,096,688

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $11,817,104)				12,142,629

	Shares	Value
WARRANTS - 0.01%
Telecommunications - 0.01%
Avaya Holdings Corp., Exercise Price $25.55, Expires 12/15/2022(a)(d)	3,017	6,034

TOTAL WARRANTS (Cost $0)		6,034

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.49%
Call Options Purchased - 0.49%
AECOM	06/2020	$50.00	$103,362	23	$5,175

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.49% (Continued)
Call Options Purchased - 0.49% (Continued)
Cincinnati Bell, Inc.
	08/2020	$10.00	$689,040	528	$200,640
	08/2020	12.50	172,260	132	14,190
Dermira, Inc.	03/2020	20.00	0	294	0
Everi Holdings, Inc.	03/2020	12.50	34,320	33	1,733
Navistar International Corp.	04/2020	36.00	417,565	115	29,900
NCR Corp.	04/2020	35.00	136,080	54	405
Northern Oil and Gas, Inc.	03/2020	2.00	136,155	939	2,347
QEP Resources, Inc.
	03/2020	4.00	92,250	410	2,050
	09/2020	3.00	121,500	540	14,850
Stars Group, Inc.	08/2020	25.00	319,005	139	22,240
Triumph Group, Inc.	03/2020	25.00	123,500	65	650

TOTAL CALL OPTIONS PURCHASED (Cost $253,421)					294,180

TOTAL PURCHASED OPTIONS (Cost $253,421)					294,180

Total Investments - 103.99% (Cost $63,002,847)					63,169,234

Liabilities in Excess of Other Assets - (3.99)%(e)					(2,423,469)

NET ASSETS - 100.00%					$60,745,765

Portfolio Footnotes

(a)                                 Non-income-producing security.

(b)                                 Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At February 29, 2020, the aggregate fair market value of those securities was $13,690,209, representing 22.54% of net assets.

(c)                                  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 29, 2020, these securities had a total value of $20,890,410 or 34.39% of net assets.

(d)                                 Security in default on interest payments.

(e)                                  Includes cash held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (10.14%)
Aerospace & Defense - (0.06%)
Triumph Group, Inc.	(2,000)	$(38,000)

Auto Manufacturers - (0.41%)
Navistar International Corp.	(6,900)	(250,539)

Auto Parts & Equipment - (0.17%)
Delphi Technologies Plc	(7,100)	(100,252)

Energy - Alternate Sources - (1.21%)
Pattern Energy Group, Inc., Class A	(27,200)	(735,760)

Engineering & Construction - (0.07%)
AECOM	(1,000)	(44,940)

Entertainment - (0.24%)
Everi Holdings, Inc.	(1,300)	(13,520)
Stars Group, Inc. (The)	(5,855)	(134,372)
		(147,892)
Environmental Control - (0.09%)
Advanced Disposal Services, Inc.	(1,634)	(54,020)

Household Products - (0.04%)
Edgewell Personal Care Co.	(800)	(24,288)

Iron/Steel - (0.89%)
AK Steel Holding Corp.	(233,043)	(538,329)

Lodging - (0.10%)
Caesars Entertainment Corp.	(4,500)	(57,195)

Oil & Gas - (0.17%)
Northern Oil and Gas, Inc.	(40,364)	(58,528)
QEP Resources, Inc.	(21,000)	(47,250)
		(105,778)
Pharmaceuticals - (0.13%)
Jazz Pharmaceuticals Plc	(700)	(80,206)

Semiconductors - (4.23%)
Adesto Technologies Corp.	(47,442)	(581,639)
Cypress Semiconductor Corp.	(60,700)	(1,401,563)
Synaptics, Inc.	(8,900)	(587,845)
		(2,571,047)
Software - (0.81%)
Nuance Communications, Inc.	(22,800)	(492,936)

Telecommunications - (1.52%)
Cincinnati Bell, Inc.	(52,800)	(689,040)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (10.14%) (Continued)
Telecommunications - (1.52)% (Continued)
Zayo Group Holdings, Inc.	(6,607)	$(231,179)
		(920,219)

TOTAL COMMON STOCKS (Proceeds $6,230,471)		(6,161,401)

TOTAL SECURITIES SOLD SHORT (Proceeds $6,230,471)		$(6,161,401)

EQUITY SWAP CONTRACT

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./Monthly	SPDR Bloomberg Barclays High Yield Bond ETF	Received 1 Month-Federal Rate Minus 40 Bps (1.180%)	08/19/2021	$—	$—	$—	USD	2,317,612	$—

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Netherlands	4.10%
Luxembourg	3.04%
Ireland	2.46%
United Kingdom	0.46%
United States	93.93%
Liabilities in Excess of Other Assets	(3.99)%
100.00%

(a)           These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

ETF - Exchange-Traded Fund

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

PIK - Payment-in-kind

Plc - Public Limited Company

SARL - Société Anonyme à Responsabilité Limitée is the French term for limited liability company.

SPDR - Standard & Poor’s Depositary Receipt

USD - United States Dollar

The following table summarizes The Water Island Credit Opportunities Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 29, 2020:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$663,731	$—	$—	$663,731
Bank Loans	—	996,648	—	996,648
Corporate Bonds*	—	49,066,012	—	49,066,012
Convertible Corporate Bonds*	—	12,142,629	—	12,142,629
Warrants	—	6,034	—	6,034
Purchased Options	294,180	—	—	294,180
TOTAL	$957,911	$62,211,323	$—	$63,169,234

Other Financial Instruments**
Liabilities
Common Stocks*	(6,161,401)	—	—	(6,161,401)
TOTAL	$(6,161,401)	$—	$—	$(6,161,401)

*            Refer to Portfolio of Investments for sector information.

**     Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 29, 2020:

Investments in Securities	Balance as of May 31, 2019	Change in Unrealized (Depreciation)	Purchases	Sales Proceeds	Amortization Premium/ Discount	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2020	Net change in Unrealized (Depreciation) included in the Statement of Operations attributable to Level 3 investments held at February 29, 2020
Corporate Bonds	$0	$4	$—	$4	$—	$—	$—	$—	$—
Total	$0	$4	$—	$4	$—	$—	$—	$—	$—

Water Island Long/Short Fund	Portfolio of Investments
February 29, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 71.27%
Auto Manufacturers - 0.59%
Navistar International Corp.(a)(b)	307	$11,147

Biotechnology - 0.94%
Pacific Biosciences of California, Inc.(a)(b)	5,198	17,673

Computers & Computer Services - 1.54%
DXC Technology Co.	750	18,082
Perspecta, Inc.	439	10,962
		29,044
Distribution/Wholesale - 3.23%
Anixter International, Inc.(a)(b)	625	60,944

Electronics - 3.23%
Tech Data Corp.(a)(b)	429	61,085

Energy - Alternate Sources - 8.09%
Pattern Energy Group, Inc., Class A	5,648	152,778

Engineering & Construction - 2.97%
AECOM(a)(b)	1,246	55,995

Healthcare - Services - 1.41%
Acadia Healthcare Co., Inc.(a)(b)(c)	900	26,640

Internet - 2.52%
NortonLifeLock, Inc.	2,500	47,575

Media - 8.86%
Kabel Deutschland Holding AG	553	64,101
Liberty Broadband Corp., Class A(a)(b)	835	103,273
		167,374
Miscellaneous Manufacturing - 3.67%
Trane Technologies Plc	537	69,295

Oil & Gas - 1.00%
Marathon Petroleum Corp.(b)(c)	400	18,968

Pharmaceuticals - 3.80%
McKesson Europe AG	2,223	64,297
Paratek Pharmaceuticals, Inc.(a)(b)	1,575	7,528
		71,825
Retail - 3.04%
Tiffany & Co.(b)	430	57,444

Software - 15.30%
Instructure, Inc.(a)	3,097	151,010
InterXion Holding NV(a)(b)	1,626	138,031
		289,041
Telecommunications - 11.08%
Cincinnati Bell, Inc.(a)(b)	3,312	43,222

	Shares	Value
COMMON STOCKS - 71.27% (Continued)
Telecommunications - 11.08% (Continued)
LogMeIn, Inc.	1,949	$166,123
		209,345

TOTAL COMMON STOCKS (Cost $1,353,197)		1,346,173

EXCHANGE-TRADED FUNDS - 0.86%
Equity Fund - 0.86%
Industrial Select Sector SPDR® Fund(b)	223	16,297

TOTAL EXCHANGE-TRADED FUNDS (Cost $18,139)		16,297

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.35%
Call Options Purchased - 0.14%
Altra Industrial Motion Corp.	04/2020	$41.00	$30,120	10	$150
ServiceMaster Global Holdings, Inc.	05/2020	40.00	64,386	18	2,385
WESCO International, Inc.	04/2020	55.00	4,057	1	30

TOTAL CALL OPTIONS PURCHASED (Cost $5,222)					2,565

Put Options Purchased - 0.21%
Acadia Healthcare Co., Inc.	03/2020	30.00	26,640	9	1,845
Marathon Petroleum Corp.	03/2020	50.00	18,968	4	2,050

TOTAL PUT OPTIONS PURCHASED (Cost $1,355)					3,895

TOTAL PURCHASED OPTIONS (Cost $6,577)					6,460

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 29.67%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund Government Portfolio, Institutional Class	1.480	%(d)	280,219	280,219
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.651	%(d)	280,219	280,219
				560,438

TOTAL SHORT-TERM INVESTMENTS (Cost $560,438)				560,438

Total Investments - 102.15% (Cost $1,938,351)				1,929,368

Liabilities in Excess of Other Assets - (2.15)%(e)				(40,545)

NET ASSETS - 100.00%				$1,888,823

Portfolio Footnotes

(a)                                 Non-income-producing security.

(b)                                 Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At February 29, 2020, the aggregate fair market value of those securities was $644,094, representing 34.10% of net assets.

(c)                                  Underlying security for a written/purchased call/put option.

(d)                                 Rate shown is the 7-day effective yield as of February 29, 2020.

(e)                                  Includes cash held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (21.62%)
Commercial Services - (0.65%)
Booz Allen Hamilton Holding Corp., Class A	(23)	$(1,640)
ServiceMaster Global Holdings, Inc.	(300)	(10,731)
		(12,371)
Computers & Computer Services - (0.68%)
CACI International, Inc., Class A	(7)	(1,715)
CGI, Inc.	(73)	(5,140)
International Business Machines Corp.	(35)	(4,555)
Science Applications International Corp.	(19)	(1,523)
		(12,933)
Construction Materials - (1.30%)
Johnson Controls International Plc	(326)	(11,922)
Lennox International, Inc.	(55)	(12,547)
		(24,469)
Distribution/Wholesale - (0.14%)
WESCO International, Inc.	(66)	(2,678)

Engineering & Construction - (2.72%)
WSP Global, Inc.	(779)	(51,345)

Food Service - (0.55%)
Aramark	(300)	(10,422)

Healthcare - Services - (0.77%)
DaVita, Inc.	(38)	(2,950)
Encompass Health Corp.	(31)	(2,320)
Surgery Partners, Inc.	(187)	(3,070)
Universal Health Services, Inc., Class B	(50)	(6,187)
		(14,527)
Leisure Time - (0.41%)
OneSpaWorld Holdings Ltd.	(629)	(7,686)

Machinery - Diversified - (2.18%)
Altra Industrial Motion Corp.	(850)	(25,602)
Gardner Denver Holdings, Inc.	(475)	(15,575)
		(41,177)
Media - (4.91%)
Charter Communications, Inc., Class A	(188)	(92,716)

Real Estate Investment Trusts - (7.31%)
Digital Realty Trust, Inc.	(1,149)	(138,007)

TOTAL COMMON STOCKS (Proceeds $423,565)		(408,331)

TOTAL SECURITIES SOLD SHORT (Proceeds $423,565)		$(408,331)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	939	CAD	1,260	Goldman Sachs & Co.	03/16/2020	$0
USD	143,401	EUR	128,140	Goldman Sachs & Co.	03/16/2020	1,824
						$1,824

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	68,980	USD	52,031	Goldman Sachs & Co.	03/16/2020	$(637)
EUR	11,390	USD	12,731	Goldman Sachs & Co.	03/16/2020	(147)
						$(784)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Netherlands	7.31%
Germany	6.79%
Ireland	3.67%
United States	84.38%
Liabilities in Excess of Other Assets	(2.15)%
100.00%

(a)           These percentages represent long positions only and are not net of short positions.

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

CAD - Canadian dollar

EUR - Euro

Ltd. - Limited

Plc - Public Limited Company

USD - United States Dollar

The following table summarizes The Water Island Long/Short Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 29, 2020:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,346,173	$—	$—	$1,346,173
Exchange-Traded Funds*	16,297	—	—	16,297
Purchased Options	6,460	—	—	6,460
Short-Term Investments	560,438	—	—	560,438
TOTAL	$1,929,368	$—	$—	$1,929,368

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,824	$—	$1,824
Liabilities
Common Stocks*	(408,331)	—	—	(408,331)
Forward Foreign Currency Exchange Contracts	—	(784)	—	(784)
TOTAL	$(408,331)	$1,040	$—	$(407,291)

*    Refer to Portfolio of Investments for sector information.

**     Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.